Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	¥ 352,955		¥ 366,209
Less: Accumulated amortization	(123,685)		(101,669)
Less: Accumulated impairment loss	(4,100)
Intangible assets, net	225,170	$ 34,509	264,540
Student Base
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	127,155		140,409
Trademarks
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	216,100		216,100
Relationship with Partnership School
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	5,300		5,300
Franchise Agreement
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	¥ 4,400		¥ 4,400